Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 21,085	$ 17,260	$ 10,894
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	6,750	6,875	10,100
Provision for depreciation and amortization	4,524	5,157	5,824
Deferred income tax (benefit) expense	(249)	137	118
Amortization of securities premiums and accretion of discounts (net)	204	803	1,635
(Gains) losses on sales of available for sales securities (net)	94	358	(629)
Gains on sales/calls of held to maturity securities	(11)	(1,022)	(422)
Other-than-temporary impairment losses on investment securities	0	0	649
Proceeds from sales and transfers of SBA loans originated for sale	2,260	0	0
Proceeds/payments from sales of other loans originated for sale	35,865	63,573	76,277
Loans originated for sale	(36,200)	(53,604)	(80,881)
Gains on sales of loans (net)	(1,034)	(955)	(1,220)
Losses on write-down on foreclosed real estate	0	89	257
(Gains) losses on sales of foreclosed real estate (net)	(53)	54	649
Losses on disposal of premises and equipment (net)	104	217	79
Stock-based compensation	811	948	1,082
Amortization of deferred loan origination fees and costs (net)	3,784	2,688	2,647
Debt prepayment charge	0	0	140
(Increase) decrease in other assets	(361)	(985)	5,782
Increase (decrease) in other liabilities	138	2,947	(1,253)
Net cash provided by operating activities	37,711	44,540	31,728
Securities available for sale:
Proceeds from principal repayments, calls and maturities	69,409	134,199	161,013
Proceeds from sales	30,268	76,262	299,338
Purchases	22,749	158,826	518,375
Securities held to maturity:
Proceeds from principal repayments, calls and maturities	16,032	66,199	146,503
Proceeds from sales	614	22,259	6,101
Purchases	(57,709)	(101,455)	(225,420)
Proceeds from sales of loans not originated for sale	9,631	4,952	0
Proceeds from sales of foreclosed real estate	2,027	1,552	6,472
Increase in loans receivable (net)	(270,489)	(241,982)	(103,992)
(Purchase) redemption of restricted investments in bank stock (net)	5,341	(5,114)	1,352
Proceeds from sale of premises and equipment	0	316	931
Purchases of premises and equipment	(4,027)	(2,685)	(3,508)
Net cash used by investing activities	(221,652)	(204,323)	(229,585)
Financing Activities
Increase in demand, interest checking, money market, and savings deposits (net)	107,468	13,098	190,834
Increase (decrease) in time and other noncore deposits (net)	33,583	(4,768)	(31,117)
Increase in short-term borrowings (net)	55,725	164,525	48,225
Repayment of long-term borrowings	(15,800)	(25,000)	(8,540)
Proceeds from common stock options exercised	932	304	0
Proceeds from dividend reinvestment and common stock purchase plan	77	67	44
Tax benefit on exercise of stock options	191	51	0
Cash dividends on preferred stock	(80)	(80)	(80)
Purchase of treasury stock	(319)	0	0
Net cash provided by financing activities	181,777	148,197	199,366
Increase (decrease) in cash and cash equivalents	(2,164)	(11,586)	1,509
Cash and cash equivalents at beginning of year	44,996	56,582	55,073
Cash and cash equivalents at year-end	42,832	44,996	56,582
Cash paid for interest on deposits and borrowings	7,839	8,283	10,261
Cash paid for income taxes	8,350	7,325	3,250
Supplemental schedule of noncash activities:
Transfer of loans to foreclosed assets	$ 4,890	$ 3,722	$ 2,778